UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23014

BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	02/28/2022

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.

SEMIANNUAL REPORT February 28, 2022

BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.

Protecting Your Privacy
Our Pledge to You

THE FUND IS COMMITTED TO YOUR PRIVACY. On this page, you will find the fund’s policies and practices for collecting, disclosing, and safeguarding “nonpublic personal information,” which may include financial or other customer information. These policies apply to individuals who purchase fund shares for personal, family, or household purposes, or have done so in the past. This notification replaces all previous statements of the fund’s consumer privacy policy, and may be amended at any time. We’ll keep you informed of changes as required by law.

YOUR ACCOUNT IS PROVIDED IN A SECURE ENVIRONMENT. The fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information. The fund’s agents and service providers have limited access to customer information based on their role in servicing your account.

THE FUND COLLECTS INFORMATION IN ORDER TO SERVICE AND ADMINISTER YOUR ACCOUNT. The fund collects a variety of nonpublic personal information, which may include:

• Information we receive from you, such as your name, address, and social security number.

• Information about your transactions with us, such as the purchase or sale of fund shares.

• Information we receive from agents and service providers, such as proxy voting information.

THE FUND DOES NOT SHARE NONPUBLIC PERSONAL INFORMATION WITH ANYONE, EXCEPT AS PERMITTED BY LAW.

Thank you for this opportunity to serve you.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

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DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from September 1, 2021 through February 28,2022 as provided by the fund’s primary portfolio managers, Kevin Cronk, Chris Barris and Hiram Hamilton of Alcentra NY, LLC, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended February 28, 2022, BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc. (the “fund”) produced a total return of −1.53% on a net-asset-value basis and −5.54% on a market price basis.1 Over the same period, the fund provided aggregate income dividends of $0.30 per share, which reflects an annualized distribution rate of 6.85%.2

Global credit instruments were weaker over the period, with interest-rate-sensitive issues underperforming as rates rose. While the fund produced a negative total return in the face of these challenges, it also produced competitive levels of current income during the period and mitigated some of the market downturn through investments in select floating-rate instruments.

The Fund’s Investment Approach

The fund’s investment objectives are to seek high current income and to return at least $9.835 per Common Share to holders of record of Common Shares on or about December 1, 2024 (subject to certain extensions). The fund will normally invest primarily in credit instruments and other investments with similar economic characteristics. Such credit instruments include: first lien secured, floating-rate loans, as well as investments in participations and assignments of such loans; second lien, senior unsecured, mezzanine and other collateralized and uncollateralized subordinated loans; corporate debt obligations other than loans; and structured products, including collateralized bond, loan and other debt obligations, structured notes and credit-linked notes.

Principal investment strategies include:

• Senior Secured Loans and Other Loans

• Corporate Debt

• Special Situations

• Structured Credit

Market Reacts to Rising Interest Rates

The reporting period began amid increasing inflationary pressures due to rising energy and commodity prices and global supply-chain disruptions. The U.S. Federal Reserve (the “Fed”), which expressed increasingly hawkish sentiments prior to the start of the period, indicated in September 2022 a willingness to consider reducing accommodative policies sooner rather than later due to the unexpected level and persistence of inflationary forces affecting the economy. As inflationary pressures continued to mount, Fed rhetoric grew increasingly emphatic. In November 2021, the Fed dropped the word “transitory” when describing inflation. At the same time, the Fed forecasted a possible end to their asset purchase program as early as June 2022, thereby increasing the likelihood of one or more rate hikes later that year. In December 2021, the Fed again revised their estimate of an end to quantitative easing to March 2022, leading the market to widely anticipate multiple hikes in 2022. Increasing tensions between Russia and Ukraine in early 2022 and the eventual invasion of Ukraine by Russia further undermined investor sentiment and pressured international credit markets. High yield markets, in particular, saw outflows as investors reallocated assets into floating-rate instruments. Conversely, floating-rate sectors, including global loans and structured credits, saw inflows.

Despite these many challenges, the underlying technical characteristics of the international corporate credits remained very strong throughout the period. Corporate earnings generally outperformed expectations, and default levels remained low as companies benefited from accommodative fiscal and monetary policies, and waning COVID-19 pandemic levels in most regions. U.S. economic growth proved particularly robust, bolstered by rising employment and strong levels of consumer spending.

Floating-Rate Exposure Mitigated Market Weakness

Due largely to the rising interest-rate environment, the fund’s investments in floating-rate global loans and structured credit outperformed other asset classes. High yield holdings, on the other hand, suffered due to asset class outflows and rising interest rates. However, within the high yield sector, the fund benefited from its focus on B rated, mid-quality securities in the U.S. and Europe, along with selective exposure to CCC rated, lower- quality securities, both of which tended to outperform BB rated securities. Among industry areas, security selection in the health care and home building sectors proved beneficial. Conversely, the metals & mining and aerospace & defense areas detracted from returns.

Seeking Opportunities in the Face of Geopolitical Risk

As of the end of the period, Russia’s invasion of Ukraine is creating a challenging investment environment for virtually all asset classes, driving increased inflation in energy and food prices with potential impacts in Europe and, to a lesser degree, the United States. We continue to monitor the developing situation, continually reassessing the fund’s geographic allocations with an eye to a possible shift of some assets from Europe to North America, where the effects of the conflict are likely to be more muted. At the same time, we are actively seeking opportunities to take advantage of conflict-related market discounts and dislocations that could enable us to enhance the fund’s net asset value in advance of the target date.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

On a more fundamental level, we believe corporate credit fundamentals in the United States and Europe remain strong, with reasonable levels of leverage and good liquidity. Accordingly, we expect default rates to remain low even if economic growth slows in the short term, providing a favorable backdrop for the fund’s investment strategy.

March 15, 2022

1 Total return includes reinvestment of dividends and any capital gains paid, based upon net asset value per share or market price per share, as applicable. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Annualized distribution rate per share is based upon dividends per share paid from net investment income during the period, divided by the market price per share at the end of the period, adjusted for any capital gain distributions.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes and rate increases can cause price declines.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

Credit risk is the risk that one or more credit instruments in the fund’s portfolio will decline in price or fail to pay interest or principal when due because the issuer of the instrument experiences a decline in its financial status.

Collateralized Loan Obligations (“CLOs”) and other types of Collateralized Debt Obligations (“CDOs”) are typically privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CLOs and other types of CDOs may be characterized by the fund as illiquid securities. In addition to the general risks associated with credit instruments, CLOs and other types of CDOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the CLO or CDO is subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

The Senior Secured Loans in which the fund invests typically will be below-investment-grade quality. Although, in contrast to other below-investment-grade instruments, Senior Secured Loans hold senior positions in the capital structure of a business entity, are secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the borrower, the risks associated with Senior Secured Loans are similar to the risks of below-investment-grade instruments. Although the Senior Secured Loans in which the fund invests will be secured by collateral, there can be no assurance that such collateral can be readily liquidated or that the liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal. Additionally, if a borrower under a Senior Secured Loan defaults, becomes insolvent or goes into bankruptcy, the fund may recover only a fraction of what is owed on the Senior Secured Loan or nothing at all. In general, the secondary trading market for Senior Secured Loans is not fully developed. Illiquidity and adverse market conditions may mean that the fund may not be able to sell certain Senior Secured Loans quickly or at a fair price.

Subordinated Loans generally are subject to similar risks as those associated with investments in Senior Secured Loans, except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. Subordinated Loans are subject to the additional risk that the cash flow of the borrower and collateral securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior unsecured or senior secured obligations of the borrower. This risk is generally higher for subordinated, unsecured loans or debt, which are not backed by a security interest in any specific collateral. Subordinated Loans generally have greater price volatility than Senior Secured Loans and may be less liquid.

The use of leverage magnifies the fund’s investment, market and certain other risks. For derivatives with a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

STATEMENT OF INVESTMENTS

February 28, 2022 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 80.2%
Advertising - 1.2%
Advantage Sales & Marketing, Sr. Scd. Notes		6.50	11/15/2028	585,000	[c]	589,753
Clear Channel Outdoor Holdings, Gtd. Notes		7.50	6/1/2029	220,000	[c]	228,887
Clear Channel Outdoor Holdings, Sr. Scd. Notes		5.13	8/15/2027	365,000	[c]	365,110
Terrier Media Buyer, Gtd. Notes		8.88	12/15/2027	445,000	[c]	456,628
					1,640,378
Aerospace & Defense - .6%
TransDigm, Gtd. Notes		4.88	5/1/2029	348,000		331,052
TransDigm, Gtd. Notes		5.50	11/15/2027	550,000		548,424
					879,476
Airlines - .1%
American Airlines Group, Gtd. Notes		3.75	3/1/2025	221,000	[c]	206,083
Automobiles & Components - .8%
Dealer Tire, Sr. Unscd. Notes		8.00	2/1/2028	755,000	[c]	756,465
Standard Profil Automotive GmbH, Sr. Scd. Bonds	EUR	6.25	4/30/2026	294,000	[c]	266,745
					1,023,210
Building Materials - 1.5%
Cornerstone Building Brands, Gtd. Notes		6.13	1/15/2029	140,000	[c]	134,213
CP Atlas Buyer, Sr. Unscd. Notes		7.00	12/1/2028	619,000	[c]	558,864
Eco Material Technologies, Sr. Scd. Notes		7.88	1/31/2027	176,000	[c]	178,195
Griffon, Gtd. Notes		5.75	3/1/2028	395,000		393,906
MIWD Finance, Gtd. Notes		5.50	2/1/2030	235,000	[c]	224,379
PCF GmbH, Sr. Scd. Bonds	EUR	4.75	4/15/2026	350,000	[c]	379,889
PGT Innovations, Gtd. Notes		4.38	10/1/2029	35,000	[c]	32,934
Standard Industries, Sr. Unscd. Notes		4.75	1/15/2028	160,000	[c]	157,270
					2,059,650
Chemicals - 3.5%
ASP Unifrax Holdings, Sr. Scd. Notes		5.25	9/30/2028	313,000	[c]	300,223
Consolidated Energy Finance, Gtd. Notes		5.63	10/15/2028	435,000	[c]	402,614
Herens Midco, Gtd. Notes	EUR	5.25	5/15/2029	710,000	[c]	677,681
Innophos Holdings, Sr. Unscd. Notes		9.38	2/15/2028	770,000	[c]	821,444
Iris Holdings, Sr. Unscd. Notes		8.75	2/15/2026	247,000	[c,d]	248,778
Italmatch Chemicals, Sr. Scd. Notes, 3 Month EURIBOR +4.75%	EUR	4.75	9/30/2024	375,000	[c,e]	397,553

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 80.2% (continued)
Chemicals - 3.5% (continued)
Olympus Water US Holding, Sr. Scd. Notes		4.25	10/1/2028	479,000	[c]	447,290
Olympus Water US Holding, Sr. Unscd. Notes		6.25	10/1/2029	320,000	[c]	293,971
Polar US Borrower, Sr. Unscd. Notes		6.75	5/15/2026	212,000	[c]	193,271
SCIL IV, Sr. Scd. Notes		5.38	11/1/2026	200,000	[c]	199,960
Trinseo Materials Finance, Gtd. Bonds		5.13	4/1/2029	250,000	[c]	237,168
Venator Finance, Gtd. Notes		5.75	7/15/2025	510,000	[c]	459,839
					4,679,792
Collateralized Loan Obligations Debt - 24.8%
Carlyle Global Market Strategies Euro CLO, Ser. 2014-1A, Cl. ER, 3 Month EURIBOR +4.93%	EUR	4.93	7/15/2031	1,500,000	[c,e]	1,560,768
Carlyle Global Market Strategies Euro CLO, Ser. 2014-1A, Cl. FR, 3 Month EURIBOR +6.61%	EUR	6.61	7/15/2031	3,000,000	[c,e]	3,085,147
Carlyle Global Market Strategies Euro CLO, Ser. 2015-3A, Cl. ER, 3 Month EURIBOR +6.44%	EUR	6.44	7/15/2030	2,000,000	[c,e]	2,035,654
CIFC European Funding II CLO, Ser. 2A, Cl. F, 3 Month EURIBOR +7.70%	EUR	7.70	4/15/2033	1,000,000	[c,e]	1,015,183
CIFC Funding CLO, Ser. 2018-1A, Cl. E, 3 Month LIBOR +5.00%		5.24	4/18/2031	1,000,000	[c,e]	939,890
Crown Point 9 CLO, Ser. 2020-9A, Cl. ER, 3 Month LIBOR +6.76%		7.00	7/14/2034	2,375,000	[c,e]	2,245,420
Euro-Galaxy IV CLO, Ser. 2015-4A, CI. FRR, 3 Month EURIBOR +8.88%	EUR	8.88	7/30/2034	1,750,000	[c,e]	1,805,717
Franklin Park Place I CLO, Ser. 2022-1A, Cl. E, 3 Month TSFR +7.50%		7.50	4/14/2035	1,000,000	[c,e,f]	967,329
GoldenTree Loan Management EUR 2 CLO, Ser. 2A, Cl. E, 3 Month EURIBOR +5.25%	EUR	5.25	1/20/2032	1,000,000	[c,e]	1,022,443
Hayfin Emerald IV CLO, Ser. 4A, Cl. FR, 3 Month EURIBOR +8.68%	EUR	8.68	10/15/2034	740,000	[c,e]	767,346
ICG Euro CLO, Ser. 2021-1A, Cl. F, 3 Month EURIBOR +8.82%	EUR	8.82	10/15/2034	1,000,000	[c,e]	1,018,330
KKR 23 CLO, Ser. 23, Cl. E, 3 Month LIBOR +6.00%		6.25	10/20/2031	1,000,000	[c,e]	942,201
KVK CLO, Ser. 2016-1A, CI. FR2, 3 Month LIBOR +7.90%		8.14	10/15/2034	1,500,000	[c,e]	1,343,571
Marble Point XII CLO, Ser. 2018-1A, Cl. E, 3 Month LIBOR +6.00%		6.24	7/16/2031	750,000	[c,e]	642,911
OZLM Funding II CLO, Ser. 2012-2A, Cl. DR2, 3 Month LIBOR +5.90%		6.20	7/30/2031	2,250,000	[c,e]	2,098,737

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 80.2% (continued)
Collateralized Loan Obligations Debt - 24.8% (continued)
OZLM VI CLO, Ser. 2014-6A, Cl. DS, 3 Month LIBOR +6.05%		6.29	4/17/2031	2,000,000	[c,e]	1,831,716
OZLME III CLO, Ser. 3A, Cl. F, 3 Month EURIBOR +6.45%	EUR	6.45	8/24/2030	1,000,000	[c,e]	1,013,293
St. Paul's V CLO, Ser. 5A, Cl. FR, 3 Month EURIBOR +6.60%	EUR	6.60	8/20/2030	4,000,000	[c,e]	4,090,163
TIAA I CLO, Ser. 2016-1A, CI. ER, 3 Month LIBOR +6.20%		6.45	7/20/2031	2,131,000	[c,e]	1,992,523
Tikehau CLO, Ser. 2015-1A, Cl. FRR, 3 Month EURIBOR +8.75%	EUR	8.75	8/4/2034	2,000,000	[c,e]	2,062,416
Vibrant III CLO, Ser. 2015-3A, Cl. DRR, 3 Month LIBOR +6.35%		6.60	10/20/2031	1,000,000	[c,e]	903,506
					33,384,264
Collateralized Loan Obligations Equity - 1.3%
KVK CLO, Ser. 2018-1A, Cl. SUB1		0.00	5/20/2029	4,000,000	[c,g]	483,672
Madison Park Funding X CLO, Ser. 2012-10A, Cl. SUB		0.00	1/20/2029	3,000,000	[c,g]	1,300,011
					1,783,683
Commercial & Professional Services - 5.2%
Adtalem Global Education, Sr. Scd. Notes		5.50	3/1/2028	830,000	[c]	743,502
Albion Financing 1, Sr. Scd. Notes	EUR	5.25	10/15/2026	350,000	[c]	386,995
APX Group, Gtd. Notes		5.75	7/15/2029	419,000	[c]	376,306
APX Group, Sr. Scd. Notes		6.75	2/15/2027	240,000	[c]	246,691
BCP V Modular Services Finance II, Sr. Scd. Bonds	EUR	4.75	11/30/2028	200,000	[c]	213,940
Castor, Sr. Scd. Bonds, 3 Month EURIBOR +5.25%	EUR	5.25	2/15/2029	330,000	[c,e]	368,162
HealthEquity, Gtd. Notes		4.50	10/1/2029	476,000	[c]	453,676
Kapla Holding, Sr. Scd. Bonds	EUR	3.38	12/15/2026	220,000	[c]	232,874
La Financiere Atalian, Gtd. Bonds	EUR	5.13	5/15/2025	270,000	[c]	276,175
La Financiere Atalian, Gtd. Bonds	EUR	5.13	5/15/2025	270,000		276,175
Paysafe Finance, Sr. Scd. Notes		4.00	6/15/2029	430,000	[c]	374,687
PECF USS Intermediate Holding III, Sr. Unscd. Notes		8.00	11/15/2029	556,000	[c]	543,015
Prime Security Services Borrower, Scd. Notes		6.25	1/15/2028	470,000	[c]	454,112
Team Health Holdings, Gtd. Notes		6.38	2/1/2025	710,000	[c]	645,170
The Hertz, Gtd. Notes		4.63	12/1/2026	232,000	[c]	221,227
The Hertz, Gtd. Notes		5.00	12/1/2029	56,000	[c]	52,308
Verisure Midholding, Gtd. Notes	EUR	5.25	2/15/2029	510,000	[c]	539,337
WW International, Sr. Scd. Notes		4.50	4/15/2029	443,000	[c]	372,773
ZipRecruiter, Sr. Unscd. Notes		5.00	1/15/2030	235,000	[c]	231,724
					7,008,849

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 80.2% (continued)
Consumer Discretionary - 5.1%
Allen Media, Gtd. Notes		10.50	2/15/2028	736,000	[c]	732,467
Ashton Woods USA, Sr. Unscd. Notes		4.63	8/1/2029	269,000	[c]	255,880
Ashton Woods USA, Sr. Unscd. Notes		6.63	1/15/2028	365,000	[c]	375,432
Banijay Group, Sr. Unscd. Notes	EUR	6.50	3/1/2026	340,000	[c]	377,470
Boyd Gaming, Gtd. Notes		4.75	6/15/2031	176,000	[c]	173,191
Carnival, Gtd. Bonds	EUR	7.63	3/1/2026	300,000	[c]	351,759
Carnival, Gtd. Notes		6.00	5/1/2029	172,000	[c]	167,243
Carnival, Sr. Unscd. Notes		5.75	3/1/2027	180,000	[c]	175,554
Carnival, Sr. Unscd. Notes		7.63	3/1/2026	560,000	[c]	576,237
Cinemark USA, Gtd. Notes		5.88	3/15/2026	265,000	[c]	261,290
Deuce Finco, Sr. Scd. Bonds	GBP	5.50	6/15/2027	280,000	[c]	361,189
Everi Holdings, Gtd. Notes		5.00	7/15/2029	260,000	[c]	255,291
Gamma Bidco, Sr. Scd. Notes	EUR	5.13	7/15/2025	300,000	[c]	329,627
Lions Gate Capital Holdings, Gtd. Notes		5.50	4/15/2029	80,000	[c]	76,184
Maison Finco, Sr. Scd. Bonds	GBP	6.00	10/31/2027	208,000	[c]	276,633
NCL, Gtd. Notes		5.88	3/15/2026	149,000	[c]	143,562
NCL, Sr. Scd. Notes		5.88	2/15/2027	128,000	[c]	128,314
NCL, Sr. Unscd. Notes		7.75	2/15/2029	152,000	[c]	156,969
NCL Finance, Gtd. Notes		6.13	3/15/2028	152,000	[c]	146,859
Royal Caribbean Cruises, Sr. Unscd. Notes		5.38	7/15/2027	110,000	[c]	108,205
Royal Caribbean Cruises, Sr. Unscd. Notes		5.50	8/31/2026	229,000	[c]	228,201
Royal Caribbean Cruises, Sr. Unscd. Notes		5.50	4/1/2028	575,000	[c]	564,245
Scientific Games Holdings, Sr. Unscd. Notes		6.63	3/1/2030	199,000	[c]	197,955
TUI Cruises GmbH, Sr. Unscd. Notes	EUR	6.50	5/15/2026	389,000	[c]	424,028
					6,843,785
Diversified Financials - 3.7%
Compass Group Diversified Holdings, Gtd. Notes		5.25	4/15/2029	300,000	[c]	290,349
Compass Group Diversified Holdings, Sr. Unscd. Notes		5.00	1/15/2032	58,000	[c]	54,298
Garfunkelux Holdco 3, Sr. Scd. Bonds	GBP	7.75	11/1/2025	500,000		675,361
Garfunkelux Holdco 3, Sr. Scd. Bonds	GBP	7.75	11/1/2025	375,000	[c]	506,521
Garfunkelux Holdco 3, Sr. Scd. Notes	EUR	6.75	11/1/2025	395,000	[c]	445,877
Icahn Enterprises, Gtd. Notes		4.38	2/1/2029	330,000		306,656
Icahn Enterprises, Gtd. Notes		6.25	5/15/2026	285,000		287,793
Nationstar Mortgage Holdings, Gtd. Notes		5.13	12/15/2030	300,000	[c]	281,604
Nationstar Mortgage Holdings, Gtd. Notes		5.50	8/15/2028	435,000	[c]	434,348

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 80.2% (continued)
Diversified Financials - 3.7% (continued)
Navient, Sr. Unscd. Notes	5.00	3/15/2027	410,000		396,283
Navient, Sr. Unscd. Notes	5.50	3/15/2029	146,000		138,229
Navient, Sr. Unscd. Notes	6.75	6/15/2026	465,000		483,021
PennyMac Financial Services, Gtd. Notes	5.38	10/15/2025	200,000	[c]	199,225
PennyMac Financial Services, Gtd. Notes	5.75	9/15/2031	498,000	[c]	470,032
				4,969,597
Energy - 4.9%
Antero Midstream Partners, Gtd. Notes	5.75	3/1/2027	330,000	[c]	336,574
Antero Midstream Partners, Gtd. Notes	7.88	5/15/2026	145,000	[c]	156,060
Archrock Partners, Gtd. Notes	6.25	4/1/2028	618,000	[c]	618,717
Blue Racer Midstream, Sr. Unscd. Notes	7.63	12/15/2025	375,000	[c]	394,650
Centennial Resource Production, Gtd. Notes	6.88	4/1/2027	161,000	[c]	160,602
Colgate Energy Partners III, Sr. Unscd. Notes	5.88	7/1/2029	190,000	[c]	195,793
CQP Holdco, Sr. Scd. Notes	5.50	6/15/2031	500,000	[c]	498,125
Crestwood Midstream Partners, Gtd. Notes	5.63	5/1/2027	25,000	[c]	24,856
Crestwood Midstream Partners, Gtd. Notes	6.00	2/1/2029	510,000	[c]	514,916
CrownRock, Sr. Unscd. Notes	5.63	10/15/2025	150,000	[c]	151,885
Endeavor Energy Resources, Sr. Unscd. Notes	5.75	1/30/2028	280,000	[c]	290,352
EQM Midstream Partners, Sr. Unscd. Notes	4.75	1/15/2031	210,000	[c]	197,165
EQM Midstream Partners, Sr. Unscd. Notes	5.50	7/15/2028	239,000		235,021
EQM Midstream Partners, Sr. Unscd. Notes	6.50	7/1/2027	160,000	[c]	167,592
Genesis Energy, Gtd. Notes	6.50	10/1/2025	170,000		167,875
Genesis Energy, Gtd. Notes	8.00	1/15/2027	400,000		405,000
Matador Resources, Gtd. Notes	5.88	9/15/2026	130,000		132,113
Rockcliff Energy II, Sr. Unscd. Notes	5.50	10/15/2029	464,000	[c]	460,620
Southwestern Energy, Gtd. Notes	5.38	3/15/2030	100,000		103,428
Southwestern Energy, Gtd. Notes	5.38	2/1/2029	366,000		376,984
Southwestern Energy, Gtd. Notes	8.38	9/15/2028	325,000		355,713
USA Compression Partners, Gtd. Notes	6.88	9/1/2027	588,000		589,388
				6,533,429

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 80.2% (continued)
Environmental Control - .5%
Covanta Holding, Gtd. Notes		4.88	12/1/2029	92,000	[c]	88,148
Harsco, Gtd. Notes		5.75	7/31/2027	425,000	[c]	419,141
Verde Bidco, Sr. Scd. Notes	EUR	4.63	10/1/2026	132,000	[c]	145,334
					652,623
Forest Products & Paper - .5%
Ahlstrom-Munksjo Holding 3, Sr. Scd. Bonds		4.88	2/4/2028	390,000	[c]	369,821
Fabric BC, Sr. Scd. Notes, 3 Month EURIBOR +4.13%	EUR	4.13	11/30/2024	248,276	[e]	277,683
					647,504
Health Care - 5.2%
Air Methods, Sr. Unscd. Notes		8.00	5/15/2025	568,000	[c]	472,369
Bausch Health, Gtd. Notes		5.25	1/30/2030	180,000	[c]	145,427
Bausch Health, Gtd. Notes		6.25	2/15/2029	85,000	[c]	72,618
Bausch Health, Gtd. Notes		7.25	5/30/2029	290,000	[c]	254,285
Bausch Health, Sr. Scd. Notes		4.88	6/1/2028	130,000	[c]	125,090
CHEPLAPHARM Arzneimittel GmbH, Sr. Scd. Notes		5.50	1/15/2028	470,000	[c]	470,310
Chrome Holdco, Gtd. Notes	EUR	5.00	5/31/2029	430,000	[c]	444,094
Cidron Aida Finco, Sr. Scd. Bonds	EUR	5.00	4/1/2028	640,000	[c]	662,044
Cidron Aida Finco, Sr. Scd. Bonds	GBP	6.25	4/1/2028	453,000	[c]	559,099
Community Health Systems, Scd. Notes		6.13	4/1/2030	390,000	[c]	363,184
Community Health Systems, Scd. Notes		6.88	4/15/2029	290,000	[c]	281,541
Community Health Systems, Sr. Scd. Notes		5.25	5/15/2030	170,000	[c]	164,931
Community Health Systems, Sr. Scd. Notes		5.63	3/15/2027	515,000	[c]	519,771
Grifols Escrow Issuer, Sr. Unscd. Notes		4.75	10/15/2028	200,000	[c]	189,245
Mozart Debt Merger Sub, Sr. Unscd. Notes		5.25	10/1/2029	502,000	[c]	480,113
Nidda BondCo GmbH, Gtd. Notes	EUR	5.00	9/30/2025	190,000	[c]	191,999
Nidda BondCo GmbH, Gtd. Notes	EUR	5.00	9/30/2025	290,000		293,051
Organon & Co., Sr. Unscd. Notes		5.13	4/30/2031	450,000	[c]	449,901
Ortho-Clinical Diagnostics, Sr. Unscd. Notes		7.25	2/1/2028	552,000	[c]	577,436
Prime Healthcare Services, Sr. Scd. Notes		7.25	11/1/2025	270,000	[c]	276,445
					6,992,953
Industrial - .9%
Husky III Holding, Sr. Unscd. Notes		13.00	2/15/2025	525,000	[c,d]	549,483
Norican A/S, Sr. Scd. Bonds	EUR	4.50	5/15/2023	175,000		188,965

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 80.2% (continued)
Industrial - .9% (continued)
Promontoria Holding 264, Sr. Scd. Bonds	EUR	6.38	3/1/2027	272,000	[c]	299,556
Titan Acquisition, Sr. Unscd. Notes		7.75	4/15/2026	150,000	[c]	147,261
					1,185,265
Information Technology - .4%
Cedacri Mergeco, Sr. Scd. Notes, 3 Month EURIBOR +4.63%	EUR	4.63	5/15/2028	245,000	[e]	272,646
Minerva Merger Sub, Sr. Unscd. Notes		6.50	2/15/2030	320,000	[c]	308,525
					581,171
Insurance - .6%
AmWINS Group, Sr. Unscd. Notes		4.88	6/30/2029	410,000	[c]	391,040
AssuredPartners, Sr. Unscd. Notes		5.63	1/15/2029	440,000	[c]	405,212
					796,252
Internet Software & Services - 1.3%
Endurance International Group Holdings, Sr. Unscd. Notes		6.00	2/15/2029	748,000	[c]	610,918
HSE Finance, Sr. Scd. Notes	EUR	5.63	10/15/2026	135,000	[c]	147,254
Northwest Fiber, Sr. Scd. Notes		4.75	4/30/2027	178,000	[c]	165,670
Northwest Fiber, Sr. Unscd. Notes		6.00	2/15/2028	580,000	[c]	508,440
United Group, Sr. Scd. Bonds	EUR	5.25	2/1/2030	250,000	[c]	262,569
					1,694,851
Materials - 3.5%
ARD Finance, Sr. Scd. Notes		6.50	6/30/2027	365,000	[c,d]	349,958
Ardagh Packaging Finance, Gtd. Notes	GBP	4.75	7/15/2027	250,000	[c]	303,358
Graham Packaging, Gtd. Notes		7.13	8/15/2028	390,000	[c]	375,765
Kleopatra Finco, Sr. Scd. Bonds	EUR	4.25	3/1/2026	440,000	[c]	444,015
LABL, Sr. Scd. Notes		5.88	11/1/2028	127,000	[c]	121,796
LABL, Sr. Scd. Notes		6.75	7/15/2026	80,000	[c]	80,295
LABL, Sr. Unscd. Notes		8.25	11/1/2029	674,000	[c]	628,084
LABL, Sr. Unscd. Notes		10.50	7/15/2027	56,000	[c]	57,502
Mauser Packaging Solutions Holding, Sr. Scd. Bonds	EUR	4.75	4/15/2024	265,000	[c]	291,073
Mauser Packaging Solutions Holding, Sr. Scd. Notes		8.50	4/15/2024	192,000	[c]	197,224
Mauser Packaging Solutions Holding, Sr. Unscd. Notes		7.25	4/15/2025	1,448,000	[c]	1,425,245
Titan Holdings II, Sr. Unscd. Notes	EUR	5.13	7/15/2029	410,000	[c]	420,924
					4,695,239
Media - 4.4%
Altice Financing, Sr. Scd. Bonds		5.75	8/15/2029	610,000	[c]	556,619
Altice Finco, Scd. Notes	EUR	4.75	1/15/2028	750,000	[c]	746,747
CSC Holdings, Gtd. Notes		5.38	2/1/2028	320,000	[c]	311,517

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 80.2% (continued)
Media - 4.4% (continued)
CSC Holdings, Sr. Unscd. Notes		5.75	1/15/2030	590,000	[c]	522,752
DISH DBS, Gtd. Notes		5.13	6/1/2029	350,000		295,939
DISH DBS, Gtd. Notes		5.88	11/15/2024	110,000		110,110
DISH DBS, Sr. Scd. Bonds		5.25	12/1/2026	136,000	[c]	133,578
DISH DBS, Sr. Scd. Notes		5.75	12/1/2028	136,000	[c]	130,305
Radiate Holdco, Sr. Unscd. Notes		6.50	9/15/2028	590,000	[c]	561,482
Scripps Escrow II, Sr. Unscd. Notes		5.38	1/15/2031	423,000	[c]	402,700
Sinclair Television Group, Gtd. Notes		5.13	2/15/2027	70,000	[c]	63,780
Sinclair Television Group, Gtd. Notes		5.50	3/1/2030	330,000	[c]	289,963
Summer Bidco, Sr. Unscd. Bonds	EUR	9.00	11/15/2025	424,744	[c,d]	477,501
TEGNA, Gtd. Notes		5.00	9/15/2029	148,000		147,842
Townsquare Media, Sr. Scd. Notes		6.88	2/1/2026	220,000	[c]	224,620
UPC Broadband Finco, Sr. Scd. Notes		4.88	7/15/2031	320,000	[c]	306,083
Virgin Media Finance, Gtd. Notes		5.00	7/15/2030	290,000	[c]	274,672
Ziggo Bond, Gtd. Notes		5.13	2/28/2030	330,000	[c]	308,128
					5,864,338
Metals & Mining - .6%
Arconic, Scd. Notes		6.13	2/15/2028	395,000	[c]	404,474
Hudbay Minerals, Gtd. Notes		4.50	4/1/2026	53,000	[c]	51,275
Hudbay Minerals, Gtd. Notes		6.13	4/1/2029	301,000	[c]	308,189
					763,938
Real Estate - 1.6%
Brookfield Property REIT, Sr. Scd. Notes		4.50	4/1/2027	280,000	[c]	261,587
Flamingo Lux II, Sr. Unscd. Notes	EUR	5.00	3/31/2029	687,000	[c]	697,191
Iron Mountain, Gtd. Notes		5.25	7/15/2030	380,000	[c]	377,606
Ladder Capital Finance Holdings, Gtd. Notes		5.25	10/1/2025	400,000	[c]	401,504
Park Intermediate Holdings, Sr. Scd. Notes		4.88	5/15/2029	190,000	[c]	183,350
XHR, Sr. Scd. Notes		4.88	6/1/2029	265,000	[c]	258,000
					2,179,238
Retailing - 4.0%
Asbury Automotive Group, Gtd. Notes		4.63	11/15/2029	82,000	[c]	80,102
Asbury Automotive Group, Gtd. Notes		4.75	3/1/2030	160,000		155,499
BCPE Ulysses Intermediate, Sr. Unscd. Notes		7.75	4/1/2027	915,000	[c,d]	852,441
Fertitta Entertainment, Gtd. Notes		6.75	1/15/2030	170,000	[c]	162,041
Foundation Building Materials, Gtd. Notes		6.00	3/1/2029	400,000	[c]	372,482
LBM Acquisition, Gtd. Notes		6.25	1/15/2029	215,000	[c]	199,590
Macy's Retail Holdings, Gtd. Notes		4.50	12/15/2034	420,000		374,430

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 80.2% (continued)
Retailing - 4.0% (continued)
Park River Holdings, Gtd. Notes		5.63	2/1/2029	170,000	[c]	146,900
Park River Holdings, Sr. Unscd. Notes		6.75	8/1/2029	390,000	[c]	358,948
Shiba Bidco, Sr. Scd. Bonds	EUR	4.50	10/31/2028	291,000	[c]	315,016
Sonic Automotive, Gtd. Notes		4.63	11/15/2029	232,000	[c]	220,596
Staples, Sr. Scd. Notes		7.50	4/15/2026	450,000	[c]	445,441
Staples, Sr. Unscd. Notes		10.75	4/15/2027	310,000	[c]	289,287
The Michaels Companies, Sr. Scd. Notes		5.25	5/1/2028	280,000	[c]	262,254
The Michaels Companies, Sr. Unscd. Notes		7.88	5/1/2029	360,000	[c]	315,671
The Very Group Funding, Sr. Scd. Bonds	GBP	6.50	8/1/2026	358,000	[c]	461,599
White Cap Parent, Sr. Unscd. Notes		8.25	3/15/2026	383,000	[c,d]	386,524
					5,398,821
Telecommunication Services - 2.6%
Altice France, Sr. Scd. Notes		5.13	7/15/2029	430,000	[c]	389,681
Altice France, Sr. Scd. Notes		5.50	10/15/2029	426,000	[c]	390,925
Altice France Holding, Gtd. Notes		6.00	2/15/2028	350,000	[c]	310,622
CommScope, Gtd. Notes		8.25	3/1/2027	555,000	[c]	553,216
Connect Finco, Sr. Scd. Notes		6.75	10/1/2026	665,000	[c]	673,977
Embarq, Sr. Unscd. Notes		8.00	6/1/2036	400,000		395,676
ViaSat, Sr. Unscd. Notes		5.63	9/15/2025	260,000	[c]	248,719
WP/AP Telecom Holdings III, Sr. Unscd. Notes	EUR	5.50	1/15/2030	360,000	[c]	379,676
Zoncolan Bidco, Sr. Scd. Bonds	EUR	4.88	10/21/2028	187,000	[c]	200,579
					3,543,071
Transportation - .3%
First Transit Parent, Sr. Scd. Notes		4.00	7/31/2029	410,000	[c]	388,224
Utilities - 1.1%
Calpine, Sr. Unscd. Notes		5.00	2/1/2031	545,000	[c]	505,378
Energia Group ROI Holdings, Sr. Scd. Notes	GBP	4.75	9/15/2024	505,000		665,433
Pike, Gtd. Notes		5.50	9/1/2028	325,000	[c]	313,217
					1,484,028
Total Bonds and Notes (cost $113,399,183)				107,879,712

Floating Rate Loan Interests - 60.8%
Advertising - 2.3%
ABG Intermediate Holdings 2, 2021 Refinancing Term Loan, 3 Month LIBOR +3.25%		3.76	12/4/2024	539,619	[e]	537,461

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 60.8% (continued)
Advertising - 2.3% (continued)
ABG Intermediate Holdings 2, Second Lien Initial Term Loan, 3 Month Term SOFR +6.00%		6.50	12/20/2029	120,000	[e]	120,750
Advantage Sales & Marketing, Term Loan B-1, 1-3 Month LIBOR +4.50%		5.25	10/28/2027	418,348	[e]	414,690
Clear Channel Outdoor Holdings, Term Loan B, 1-3 Month LIBOR +3.50%		3.75	8/21/2026	579,184	[e]	569,251
Polyconcept North America, First Lien Closing Date Term Loan, 3 Month LIBOR +4.50%		5.50	8/16/2023	351,533	[e]	349,630
Red Ventures, First Lien Term Loan B-3, 1 Month LIBOR +3.50%		4.25	11/8/2024	147,461	[e]	147,276
Red Ventures, Term Loan B-2, 1 Month LIBOR +2.50%		2.71	11/8/2024	227,647	[e]	225,104
Summer BC Holdco B, USD Additional Facility Term Loan B-2, 3 Month LIBOR +4.50%		5.25	12/25/2026	508,811	[e]	506,689
Terrier Media Buyer, 2021 Refinancing Term Loan B, 1 Month LIBOR +3.50%		3.71	12/17/2026	199,109	[e]	196,869
					3,067,720
Automobiles & Components - .3%
Clarios Global, First Lien Amendment No. 1 Dollar Term Loan, 1 Month LIBOR +3.25%		3.46	3/5/2028	359,914	[e]	356,841
Building Materials - 3.3%
BME Group Holding, Facility Term Loan B, 3 Month EURIBOR +3.75%	EUR	3.75	10/31/2026	1,000,000	[e]	1,105,911
Cornerstone Building, New Term Loan B, 1 Month LIBOR +3.25%		3.75	4/12/2028	558,114	[e]	546,486
LSF10 XL Bidco, Facility Term Loan B-4, 3 Month EURIBOR +4.00%	EUR	4.00	4/9/2028	1,500,000	[e]	1,646,135
LSFX Flavum Bidco, Facility Term Loan B-3, 3 Month EURIBOR +4.50%	EUR	4.50	2/21/2028	1,000,000	[e]	1,121,603
					4,420,135
Chemicals - 1.8%
Albaugh, Term Loan B, 3 Month LIBOR +3.75%		4.75	2/18/2029	412,668	[e]	412,152
Aruba Investment Holding, First Lien Initial Dollar Term Loan, 6 Month LIBOR +3.75%		4.50	11/24/2027	168,592	[e]	168,065
Flexsys Holdings, Initial Term Loan, 3 Month LIBOR +5.25%		6.00	11/1/2028	470,000	[e]	470,000

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 60.8% (continued)
Chemicals - 1.8% (continued)
LSF11 Skyscraper Holdco, USD Facility Term Loan B-3, 3 Month LIBOR +3.50%		4.25	9/30/2027	515,251	[e]	514,447
Polar US Borrower, Initial Term Loan, 3 Month LIBOR +4.75%		4.99	10/16/2025	537,607	[e]	532,903
Sparta US HoldCo, First Lien Initial Term Loan, 1 Month LIBOR +3.50%		4.25	8/2/2028	320,133	[e]	318,933
					2,416,500
Commercial & Professional Services - 9.5%
Albion Acquisitions, Term Loan B, 3 Month EURIBOR +5.25%	EUR	5.25	7/31/2026	1,000,000	[e]	1,119,848
American Auto Auction, First Lien Tranche Term Loan B, 3 Month Term SOFR +5.00%		5.75	12/30/2027	590,000	[e]	582,625
APX Group, Initial Term Loan, 1 Month LIBOR +3.50% and 3 Month PRIME +2.50%		4.88	7/9/2028	366,797	[e]	364,904
AVSC Holding, Term Loan B-1, 3 Month LIBOR +3.50%		4.50	3/1/2025	371,314	[e]	344,342
Boels Topholding, Facility Term Loan B-2, 3 Month EURIBOR +3.25%	EUR	3.25	2/5/2027	1,000,000	[e]	1,102,009
Cast & Crew, First Lien Initial Term Loan, 1 Month LIBOR +3.50%		3.71	2/7/2026	265,951	[e]	264,844
Cast & Crew, First Lien Initial Term Loan, 3 Month LIBOR +3.50%		4.25	12/30/2028	4,327	[e]	4,307
CIBT Global, First Lien Term Loan, 3 Month LIBOR +1.00%		4.25	6/1/2024	1,000,000	[e]	840,000
Electro Rent, First Lien Initial Term Loan, 3 Month LIBOR +5.00%		6.00	1/31/2024	219,197	[e]	219,232
Employbridge, Term Loan B, 3 Month LIBOR +4.75%		5.50	7/19/2028	287,148	[e]	284,791
Indigocyan Holdco 3, Facility Term Loan B, 3 Month GBPLIBOR +4.75%	GBP	5.31	12/31/2024	2,000,000	[e]	2,648,792
Minerva Bidco, Term Loan B, 1 Month SONIA +4.50%	GBP	4.67	7/31/2025	1,000,000	[e]	1,338,985
National Intergovernment, First Lien Initial Term Loan, 3 Month LIBOR +3.50%		3.72	5/23/2025	284,167	[e]	282,746
PECF USS Intermediate Holding, Initial Term Loan, 1 Month LIBOR +4.25%		4.75	12/17/2028	432,973	[e]	431,384
Praesidiad, Facility Term Loan B, 3 Month EURIBOR +4.00%	EUR	4.00	10/4/2024	1,000,000	[e]	1,003,754

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 60.8% (continued)
Commercial & Professional Services - 9.5% (continued)
Pre-Paid Legal Services, First Lien Initial Term Loan, 3 Month LIBOR +3.75%		4.25	12/15/2028	260,973	[e]	259,342
RLG Holdings, First Lien Closing Date Initial Term Loan, 3 Month LIBOR +4.25%		5.00	7/8/2028	564,476	[e]	562,537
Team Health Holdings, Initial Term Loan, 1 Month LIBOR +2.75%		3.75	2/6/2024	289,355	[e]	277,347
Vaco Holdings, Initial Term Loan, 1 Month Term SOFR +5.00%		5.75	1/21/2029	69,018	[e,h]	68,803
Verscend Holding, New Term Loan B, 1 Month LIBOR +4.00%		4.21	8/27/2025	774,911	[e]	773,702
					12,774,294
Consumer Discretionary - 6.9%
Allen Media, Term Loan B, 3 Month LIBOR +5.50%		5.63	2/10/2027	537,375	[e]	535,753
AP Gaming I, Term Loan B, 3 Month LIBOR +3.50%		4.50	2/15/2024	267,238	[e]	266,626
AP Gaming I, Term Loan B, 3 Month Term SOFR +4.00%		4.75	2/9/2029	124,810	[e]	124,524
Caesars Resort Collection, Term Loan B-1, 1 Month LIBOR +3.50%		3.71	7/20/2025	568,317	[e]	566,541
Carnival, 2021 Advance Incremental Term Loan B, 3 Month LIBOR +3.25%		4.00	10/18/2028	246,728	[e]	244,363
Center Parcs Europe, Facility Term Loan B-1, 3 Month EURIBOR +2.00%	EUR	2.00	9/23/2022	1,022,472	[e]	1,146,447
Center Parcs Europe, Facility Term Loan B-2, 3 Month EURIBOR +2.00%	EUR	2.00	9/23/2022	605,307	[e]	678,700
Dealer Tire, Term Loan B-1, 1 Month LIBOR +4.25%		4.36	12/12/2025	561,770	[e]	560,891
Great Canadian Gaming, Term Loan B, 3 Month LIBOR +4.00%		4.75	11/1/2026	351,277	[e]	350,472
Piolin BidCo, Facility Term Loan B-1, 6 Month EURIBOR +3.75%	EUR	3.75	9/17/2026	1,000,000	[e]	1,095,130
Scientific Games Holdings, Term Loan B2, 1 Month Term SOFR +3.50%		4.00	2/4/2029	439,418	[e]	437,221
Silk Bidco, Facility Term Loan C, 3 Month EURIBOR +8.00%	EUR	8.00	6/16/2023	1,000,000	[e]	1,122,943
Tecta America, First Lien Initial Term Loan, 1 Month LIBOR +4.25%		5.00	4/9/2028	1,153,716	[e]	1,150,111

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 60.8% (continued)
Consumer Discretionary - 6.9% (continued)
Travel Leaders Group, 2018 Refinancing Term Loan, 1 Month LIBOR +4.00%	4.21	1/25/2024	203,442	[e]	192,303
Varsity Brands Holding, First Lien Initial Term Loan, 1 Month LIBOR +3.50%	4.50	12/15/2024	479,916	[e]	467,068
William Morris Endeavor, New Term Loan B-1, 1 Month LIBOR +2.75%	2.96	5/18/2025	394,795	[e]	385,995
				9,325,088
Consumer Staples - .5%
Kronos Acquisition Holdings, Tranche Term Loan B-1, 3 Month LIBOR +3.75%	4.25	12/22/2026	767,156	[e]	711,537
Diversified Financials - .3%
Tegra118 Wealth Solutions, Initial Term Loan, 3 Month LIBOR +4.00%	4.49	2/18/2027	364,450	[e]	364,109
Energy - 1.8%
BCP Renaissance Parent, Term Loan B-3, 3 Month Term SOFR +3.50%	4.50	10/31/2026	379,608	[e]	378,185
Freeport LNG Investments, Initial Term Loan B, 3 Month LIBOR +3.50%	4.00	12/21/2028	208,997	[e]	207,325
GIP III Stetson I, Initial Term Loan, 1 Month LIBOR +4.25%	4.46	7/18/2025	180,624	[e]	176,650
Lucid Energy Group II, First Lien Term Loan, 3 Month LIBOR +4.25%	5.00	11/22/2028	450,000	[e]	448,123
Traverse Midstream Partners, Advance Term Loan, 3 Month Term SOFR +4.25%	5.25	9/27/2024	771,966	[e]	771,001
WaterBridge Midstream Operating, Initial Term Loan, 3 Month LIBOR +5.75%	6.75	6/21/2026	468,227	[e]	451,170
				2,432,454
Environmental Control - 1.1%
Northstar Group Services, Term Loan B, 1 Month LIBOR +5.50%	6.50	11/12/2026	375,081	[e]	373,205
Packers Holdings, Initial Term Loan, 6 Month LIBOR +3.25%	4.00	3/9/2028	221,453	[e]	217,925
Waterlogic USA Holdings, Facility Term Loan B-2, 3 Month LIBOR +4.75%	5.25	8/12/2028	865,791	[e]	862,545
				1,453,675

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 60.8% (continued)
Food Products - 1.0%
Sovos Brands Intermediate, First Lien Initial Term Loan, 3 Month LIBOR +3.75%		4.50	6/8/2028	230,856	[e]	230,278
ZF Invest, Term Loan B, 3 Month EURIBOR +4.00%	EUR	4.00	7/12/2028	1,000,000	[e]	1,115,487
					1,345,765
Food Service - .2%
TKC Holdings, Term Loan, 3 Month LIBOR +5.50%		6.50	5/14/2028	287,445	[e]	285,469
Forest Products & Paper - .2%
SPA US HoldCo, USD Facility Term Loan B, 3 Month LIBOR +4.00%		4.75	2/4/2028	292,337	[e]	291,606
Health Care - 9.5%
Aenova Holding GmbH, Facility Term Loan B-2, 6 Month EURIBOR +4.50%	EUR	4.50	3/31/2026	1,000,000	[e]	1,115,173
Air Methods, Initial Term Loan, 3 Month LIBOR +3.50%		4.50	4/21/2024	408,244	[e]	379,604
Albany Molecular Research, Term Loan, 1-3 Month LIBOR +3.75%		4.50	8/30/2026	484,905	[e]	482,262
Auris Luxembourg III, Facility Term Loan B-2, 1 Month LIBOR +3.75%		3.96	2/21/2026	428,507	[e]	422,079
Baart Programs, Delayed Draw Term Loan, 3 Month LIBOR +5.00%		5.08	6/11/2027	487,500	[e,h]	480,187
Baart Programs, Term Loan, 3 Month LIBOR +5.00%		6.00	6/11/2027	534,906	[e]	526,883
eResearchTechnology, First Lien Initial Term Loan, 1 Month LIBOR +4.50%		5.50	2/4/2027	245,227	[e]	245,338
Financiere Verdi I, Facility Term Loan B, 12 Month SONIA +4.50%	GBP	4.95	4/15/2028	1,000,000	[e]	1,286,498
Finthrive Software Intermediate, Term Loan, 6 Month LIBOR +4.00%		4.50	12/17/2028	337,291	[e]	335,604
Gainwell Acquisition, Term Loan B, 3 Month LIBOR +4.00%		4.75	10/1/2027	567,020	[e]	565,132
Global Medical Response, 2017-2 New Term Loan, 3 Month LIBOR +4.25%		5.25	3/14/2025	288,251	[e]	287,377
Global Medical Response, 2020 Term Loan, 3 Month LIBOR +4.25%		5.25	10/2/2025	237,600	[e]	236,768
Inovie, Senior Facility Term Loan B, 3 Month EURIBOR +4.00%	EUR	4.00	12/15/2028	1,000,000	[e]	1,110,194

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 60.8% (continued)
Health Care - 9.5% (continued)
MED ParentCo, First Lien Initial Term Loan, 1 Month LIBOR +4.25%		4.46	8/31/2026	677,484	[e]	674,096
One Call, First Lien Term Loan B, 3 Month LIBOR +5.50%		6.25	4/22/2027	1,144,250	[e]	1,139,067
Pathway Vet Alliance, 2021 Replacement Term Loan, 1 Month LIBOR +3.75%		3.96	3/31/2027	228,056	[e]	226,517
PetVet Care Centers, Second Lien Initial Term Loan, 1 Month LIBOR +6.25%		6.46	2/15/2026	400,000	[e]	399,750
Pluto Acquisition I, 2021 First Lien Term Loan, 1 Month LIBOR +4.00%		4.21	6/20/2026	120,742	[e]	119,836
Resonetics, First Lien Initial Term Loan, 3 Month LIBOR +4.00%		4.75	4/28/2028	338,386	[e]	336,694
Sharp Midco, First Lien Initial Term Loan, 3 Month LIBOR +4.00%		4.50	12/14/2028	229,479	[e]	228,618
Sirona BidCo, Facility Term Loan B, 3 Month EURIBOR +4.50%	EUR	4.50	12/17/2028	1,000,000	[e]	1,115,178
Surgery Center Holdings, 2021 New Term Loan, 1 Month LIBOR +3.75%		4.50	8/31/2026	595,913	[e]	591,551
WCG Purchaser, First Lien Initial Term Loan, 3 Month LIBOR +4.00%		5.00	1/8/2027	484,660	[e]	482,995
					12,787,401
Industrial - 1.4%
Brand Industrial Services, Initial Term Loan, 3 Month LIBOR +4.25%		5.25	6/21/2024	91,495	[e]	87,642
Osmose Utilities Services, First Lien Initial Term Loan, 1 Month LIBOR +3.25%		3.75	6/22/2028	318,238	[e]	314,459
Pro Mach Group, Delayed Draw Term Loan, 3 Month LIBOR +0.00%		0.00	8/31/2028	17,009	[e,h]	17,008
Pro Mach Group, Initial Term Loan, 3 Month LIBOR +4.00%		5.00	8/31/2028	247,733	[e]	247,718
Qualtek USA, Tranche Term Loan B, 3 Month LIBOR +6.25%		7.25	7/18/2025	299,915	[e]	296,916
Titan Acquisition, Initial Term Loan, 1 Month LIBOR +3.00%		3.35	3/28/2025	586,293	[e]	576,156
VAC Germany Holding GmbH, Term Loan B, 3 Month LIBOR +4.00%		5.00	3/8/2025	337,119	[e]	330,798
					1,870,697

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 60.8% (continued)
Information Technology - 7.5%
Ascend Learning, Initial Term Loan, 1 Month LIBOR +3.50%		4.00	12/10/2028	197,694	[e]	195,423
Boxer Parent, 2021 Replacement Dollar Term Loan, 3 Month LIBOR +3.75%		3.97	10/2/2025	493,680	[e]	488,721
Camelia Bidco, Facility Term Loan B-1, 3 Month GBPLIBOR +4.75%	GBP	5.01	10/5/2024	2,000,000	[e]	2,638,288
CT Technologies, 2021 Reprice Term Loan, 1 Month LIBOR +4.25%		5.00	12/16/2025	243,991	[e]	242,637
DCert Buyer, First Lien Initial Term Loan, 1 Month LIBOR +4.00%		4.21	10/16/2026	276,617	[e]	275,848
DCert Buyer, Second Lien Initial Term Loan, 1 Month LIBOR +7.00%		7.21	2/16/2029	300,000	[e]	300,075
ECL Entertainment, Term Loan B, 3 Month LIBOR +7.50%		8.25	4/30/2028	278,600	[e]	285,913
EP Purchaser, Closing Date Term Loan, 3 Month LIBOR +3.50%		4.00	11/4/2028	450,000	[e]	448,191
Finastra USA, First Lien Dollar Term Loan, 6 Month LIBOR +3.50%		4.50	6/13/2024	1,138,570	[e]	1,124,338
Fintrax International Holdings, Facility New Term Loan B-1, 3 Month EURIBOR +5.25%	EUR	5.25	5/27/2026	598,086	[e]	671,442
Fintrax International Holdings, New Facility Term Loan B-2, 3 Month EURIBOR +5.25%	EUR	5.25	5/27/2026	20,096	[e]	22,560
Fintrax International Holdings, New Facility Term Loan B-3, 3 Month EURIBOR +5.25%	EUR	5.25	5/27/2026	231,101	[e]	259,445
Fintrax International Holdings, New Facility Term Loan B-4, 3 Month EURIBOR +5.25%	EUR	5.25	5/27/2026	150,718	[e]	169,203
Greeneden US Holdings II, Dollar Term Loan B-4, 1 Month LIBOR +4.00%		4.75	12/1/2027	241,739	[e]	241,654
Ivanti Software, First Amendment Term Loan, 3 Month LIBOR +4.00%		4.75	12/1/2027	281,902	[e]	277,557
Ivanti Software, First Lien Term Loan B, 3 Month LIBOR +4.25%		5.00	12/1/2027	455,694	[e]	450,283
Mitchell International, Second Lien Initial Term Loan, 3 Month LIBOR +6.50%		7.00	10/15/2029	158,974	[e]	158,080
Polaris Newco, Sterling Term Loan, 1 Month SONIA +5.25%	GBP	5.69	6/4/2028	997,500	[e]	1,325,768
TIBCO Software, Term Loan B-3, 1 Month LIBOR +3.75%		3.96	7/3/2026	277,152	[e]	275,768

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 60.8% (continued)
Information Technology - 7.5% (continued)
UKG, First Lien Initial Term Loan, 1 Month LIBOR +3.75%	3.96	5/3/2026	202,442	[e]	201,283
				10,052,477
Insurance - 2.8%
Alliant Holdings Intermediate, 2021-2 New Term Loan, 1 Month LIBOR +3.50%	4.00	11/12/2027	398,326	[e]	395,755
Asurion, New Term Loan B-4, 1 Month LIBOR +5.25%	5.46	1/15/2029	414,791	[e]	410,815
Asurion, Second Lien Term Loan B-3, 1 Month LIBOR +5.25%	5.46	2/3/2028	1,068,450	[e]	1,058,032
Mayfield Agency Borrower, First Lien Term Loan B, 1 Month LIBOR +4.50%	4.71	2/28/2025	771,966	[e]	770,680
Sedgwick Claims Management Services, 2019 New Term Loan, 1 Month LIBOR +3.75%	3.96	9/3/2026	221,535	[e]	220,184
Sedgwick Claims Management Services, 2020 Term Loan, 1 Month LIBOR +4.25%	5.25	9/3/2026	9,119	[e]	9,125
Sedgwick CMS, Term Loan, 1 Month LIBOR +3.25%	3.46	12/31/2025	940,223	[e]	929,646
				3,794,237
Internet Software & Services - 1.8%
Endure Digital, Initial Term Loan, 6 Month LIBOR +3.50%	4.25	2/10/2028	656,700	[e]	634,536
ION Trading Finance, Initial Dollar Term Loan, 3 Month LIBOR +4.75%	4.97	4/1/2028	218,900	[e]	218,319
Proofpoint, Initial Term Loan, 3 Month LIBOR +3.25%	3.76	8/31/2028	437,630	[e]	433,446
Trader, Senior Secured First Lien Term Loan, 1 Month LIBOR +3.00%	4.00	9/28/2023	220,000	[e]	218,625
WeddingWire, First Lien Initial Term Loan, 3 Month LIBOR +4.50%	4.61	12/21/2025	867,027	[e]	867,569
				2,372,495
Materials - 1.6%
Berlin Packaging, Tranche Term Loan B-5, 1-3 Month LIBOR +3.75%	4.25	3/11/2028	291,911	[e]	290,451
Charter Nex US, 2021 Refinancing Term Loan, 1 Month LIBOR +3.75%	4.50	12/1/2027	117,974	[e]	117,616
MAR Bidco, USD Facility Term Loan B, 3 Month LIBOR +4.25%	4.75	6/28/2028	181,266	[e]	180,360

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 60.8% (continued)
Materials - 1.6% (continued)
Mauser Packaging Solutions, Initial Term Loan, 1 Month LIBOR +3.25%		3.36	4/3/2024	378,251	[e]	372,577
Proampac PG Borrower, 2020-1 Term Loan, 3 Month LIBOR +3.75%		4.50	11/3/2025	426,847	[e]	424,499
Tecostar Holdings, 2017 First Lien Term Loan, 3 Month LIBOR +3.50%		4.50	5/1/2024	274,460	[e]	262,995
Tosca Services, 2021 Refinancing Term Loan, 1 Month LIBOR +3.50%		4.25	8/18/2027	210,312	[e]	208,034
Valcour Packaging, Second Lien Initial Term Loan, 3 Month LIBOR +7.00%		7.50	9/30/2029	350,000	[e]	344,750
					2,201,282
Media - 1.1%
Banijay Group US Holding, USD Facility Term Loan B, 1 Month LIBOR +3.75%		3.86	3/1/2025	314,804	[e]	312,574
DIRECTV Financing, Closing Date Term Loan, 3 Month LIBOR +5.00%		5.75	8/2/2027	1,141,321	[e]	1,140,003
					1,452,577
Retailing - 1.7%
Academy, Refinancing Term Loan, 1 Month LIBOR +3.75%		4.50	11/6/2027	208,947	[e]	208,882
Great Outdoors Group, Term Loan B-2, 3 Month LIBOR +3.75%		4.50	3/5/2028	464,479	[e]	462,853
LBM Acquisition, First Lien Initial Term Loan, 1 Month LIBOR +3.75%		4.50	12/18/2027	357,098	[e]	352,189
New Look Corporate Limited Shareholder Loan, Term Loan, 6 Month GBPLIBOR +0.00%	GBP	0.00	9/24/2029	24,012	[e,i]	7,087
Park River Holdings, Initial Term Loan, 3 Month LIBOR +3.25%		4.00	12/28/2027	317,989	[e]	313,616
PetSmart, Initial Term Loan, 3 Month LIBOR +3.75%		4.50	2/12/2028	193,428	[e]	192,723
Staples, 2019 Refinancing New Term Loan B-1, 3 Month LIBOR +5.00%		5.32	4/12/2026	238,746	[e]	227,332
Woof Holdings, First Lien Initial Term Loan, 3 Month LIBOR +3.75%		4.50	12/21/2027	556,563	[e]	552,389
					2,317,071

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 60.8% (continued)
Semiconductors & Semiconductor Equipment - .8%
Bright Bidco, 2018 Refinancing Term Loan B, 3 Month LIBOR +3.50%	4.50	6/30/2024	367,121	[e]	278,553
Natel Engineering, Initial Term Loan, 1-6 Month LIBOR +6.25%	7.25	4/30/2026	494,844	[e]	484,536
Ultra Clean Holdings, Second Amendment Term Loan B, 1 Month LIBOR +3.75%	3.96	8/27/2025	327,678	[e]	327,816
				1,090,905
Technology Hardware & Equipment - 1.1%
Access CIG, First Lien Term Loan B, 1 Month LIBOR +3.75%	3.96	2/27/2025	220,405	[e]	218,562
Atlas CC Acquisition, First Lien Term Loan B, 3 Month LIBOR +4.25%	5.00	5/25/2028	476,319	[e]	475,055
Atlas CC Acquisition, First Lien Term Loan C, 3 Month LIBOR +4.25%	5.00	5/25/2028	96,879	[e]	96,621
Marnix SAS, Additional Term Loan B, 3 Month SOFR +4.00%	4.50	8/2/2028	128,571	[e]	128,088
Surf Holdings, Senior Secured First Lien Dollar Tranche Term Loan, 3 Month LIBOR +3.50%	3.69	3/5/2027	229,958	[e]	228,185
VeriFone Systems, First Lien Initial Term Loan, 3 Month LIBOR +4.00%	4.50	8/20/2025	382,370	[e]	375,948
				1,522,459
Telecommunication Services - 1.8%
CCI Buyer, First Lien Initial Term Loan, 3 Month LIBOR +3.75%	4.50	12/17/2027	988,976	[e]	980,016
Connect Finco, Amendment No. 1 Refinancing Term Loan, 1 Month LIBOR +3.50%	4.50	12/12/2026	372,214	[e]	368,027
Crown Subsea Communications, Initial Term Loan, 1 Month LIBOR +4.75%	5.50	4/27/2027	220,757	[e]	221,677
Cyxtera DC Holdings, First Lien Initial Term Loan, 6 Month LIBOR +3.00%	4.00	5/1/2024	255,201	[e]	252,558
West, Initial Term Loan B, 3 Month LIBOR +4.00%	5.00	10/10/2024	670,690	[e]	602,575
				2,424,853
Transportation - .3%
OLA Netherlands, Term Loan, 3 Month Term SOFR +6.25%	7.00	12/3/2026	223,094	[e]	223,094
Worldwide Express, First Lien Initial Term Loan, 3 Month LIBOR +4.25%	5.00	7/26/2028	133,080	[e]	132,255
				355,349

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 60.8% (continued)
Utilities - .2%
Eastern Power, Term Loan B, 3 Month LIBOR +3.75%	4.75	10/2/2025	439,969	[e]	291,939
Total Floating Rate Loan Interests (cost $82,753,228)			81,778,935
			Shares	[b]
Common Stocks - .1%
Information Technology - .1%
Skillsoft			17,443	[j]	113,031
Media - .0%
Altice USA, Cl. A			2,000	[j]	23,120
Retailing - .0%
New Look, Cl. B			324,001	[i,j]	0
Total Common Stocks (cost $223,726)			136,151

Exchange-Traded Funds - .6%
Registered Investment Companies - .6%
Invesco Senior Loan ETF			19,800		431,046
SPDR Blackstone Senior Loan ETF			9,520		429,257
Total Exchange-Traded Funds (cost $874,841)			860,303

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 1.9%
Registered Investment Companies - 1.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $2,616,111)	0.10	2,616,111	[k] 2,616,111
Total Investments (cost $199,867,089)		143.6%	193,271,212
Liabilities, Less Cash and Receivables		(43.6%)	(58,678,580)
Net Assets		100.0%	134,592,632

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

PRIME—Prime Lending Rate

REIT—Real Estate Investment Trust

SONIA—Sterling Overnight Index Average

SPDR—Standard & Poor's Depository Receipt

TSFR—Term SOFR (Secured Overnight Financing Rate) Reference Rates

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security, or portion thereof, has been pledged as collateral for the fund’s Revolving Credit and Security Agreement.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2022, these securities were valued at $98,500,016 or 73.18% of net assets.

d Payment-in-kind security and interest may be paid in additional par.

e Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

f Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of February 28, 2022.

g Collateralized Loan Obligations equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. The estimated yield and investment cost may ultimately not be realized.

h Investment, or portion of investment, represents an unfunded floating note loan interest outstanding.

i The fund held Level 3 securities at February 28, 2022. These securities were valued at $7,087 or .01% of net assets.

j Non-income producing security.

k Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Consumer, Non-cyclical	30.9
Collateralized Loan Obligations	26.1
Consumer, Cyclical	19.2
Communications	16.4
Industrial	15.0
Technology	9.9
Financial	9.0
Energy	6.7
Basic Materials	6.6
Investment Companies	2.5
Utilities	1.3
143.6

† Based on net assets.

See notes to financial statements.

Affiliated Issuers
Description	Value ($) 8/31/2021	Purchases ($)†	Sales ($)	Value ($) 2/28/2022	Dividends/ Distributions ($)
Registered Investment Companies - 1.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.9%	332,977	46,602,650	(44,319,516)	2,616,111	2,325

† Includes reinvested dividends/distributions.

See notes to financial statements.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Goldman Sachs
United States Dollar	9,441,106	British Pound	6,955,000	3/23/2022	108,896
United States Dollar	5,001,128	British Pound	3,745,000	3/31/2022	(24,344)
United States Dollar	14,046,663	Euro	12,585,000	3/31/2022	(83,611)
United States Dollar	36,328,289	Euro	32,045,000	3/23/2022	361,888
Gross Unrealized Appreciation					470,784
Gross Unrealized Depreciation					(107,955)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2022 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
Unaffiliated issuers	197,250,978	190,655,101
Affiliated issuers	2,616,111	2,616,111
Cash denominated in foreign currency	352,494	346,973
Dividends and interest receivable		1,847,073
Receivable for investment securities sold		863,499
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		470,784
Prepaid expenses		673
		196,800,214
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		228,259
Cash overdraft due to Custodian		145,569
Loan payable ($58,000,000 face amount, respectively, report net of unamortized debt issuance cost of $108,082)—Note 2		57,891,918
Payable for investment securities purchased		3,702,343
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		107,955
Directors’ fees and expenses payable		3,892
Interest and loan fees payable—Note 2		2,740
Other accrued expenses		124,906
		62,207,582
Net Assets ($)		134,592,632
Composition of Net Assets ($):
Paid-in capital		147,072,431
Total distributable earnings (loss)		(12,479,799)
Net Assets ($)		134,592,632

Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)	15,000,727
Net Asset Value Per Share ($)	8.97

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2022 (Unaudited)

Investment Income ($):
Income:
Interest	5,787,844
Dividends:
Unaffiliated issuers	16,435
Affiliated issuers	2,325
Total Income	5,806,604
Expenses:
Management fee—Note 3(a)	831,762
Interest expense and loan fees—Note 2	587,469
Custodian fees—Note 3(b)	136,490
Professional fees	90,304
Directors’ fees and expenses—Note 3(c)	31,181
Registration fees	11,876
Shareholders’ reports	11,133
Shareholder servicing costs	6,976
Chief Compliance Officer fees—Note 3(b)	4,352
Miscellaneous	115,872
Total Expenses	1,827,415
Net Investment Income	3,979,189
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	602,120
Net realized gain (loss) on forward foreign currency exchange contracts	3,235,576
Net Realized Gain (Loss)	3,837,696
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(10,508,977)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	641,519
Net Change in Unrealized Appreciation (Depreciation)	(9,867,458)
Net Realized and Unrealized Gain (Loss) on Investments	(6,029,762)
Net (Decrease) in Net Assets Resulting from Operations	(2,050,573)

See notes to financial statements.

STATEMENT OF CASH FLOWS

Six Months Ended February 28, 2022 (Unaudited)

Cash Flows from Operating Activities ($):
Purchases of portfolio securities	(67,142,338)
Proceeds from sales of portfolio securities	52,570,776
Net purchase (sales) of short-term securities	(2,998,515)
Dividends and interest income received	5,716,009
Interest and loan fees paid	(513,086)
Paid to BNY Mellon Investment Adviser, Inc. and affiliates	(955,412)
Operating expenses paid	(305,043)
Net realized gain (loss) from forward foreign currency
exchange contracts transactions	3,235,576
Net Cash Provided (or Used) in Operating Activities		(10,392,033)
Cash Flows from Financing Activities ($):
Dividends paid to Common Shareholders	(5,051,409)
Increase in Cash Overdraft due to Custodian	145,569
Net Cash Provided (or Used) in Financing Activities		(4,905,840)
Effect of Foreign Exchange Rate Changes on Cash		(51,857)
Net Increase (Decrease) in Cash		(15,349,730)
Cash and cash denominated in foreign currency at beginning of period		15,696,703
Cash and Cash Denominated in Foreign Currency at End of Period		346,973
Reconciliation of Net Increase (Decrease) in Net Assets
Resulting from Operations to Net Cash Provided
by Operating Activities ($):
Net (Decrease) in Net Assets Resulting From Operations		(2,050,573)
Adjustments to Reconcile Net (Decrease) in Net Assets
Resulting from Operations to Net Cash
Provided (or Used) in Operating Activities ($):
Increase in investments in securities at cost		(6,362,446)
Increase in dividends and interest receivable		(90,596)
Decrease in receivable for investment securities sold		2,793,297
Decrease in prepaid expenses		26,756
Increase in Due to BNY Mellon Investment Adviser, Inc. and affiliates		17,192
Decrease in payable for investment securities purchased		(14,603,047)
Decrease in unamortized debt issuance cost		74,383
Increase in Directors' fees and expenses payable		1,367
Decrease in other accrued expenses		(65,824)
Net change in unrealized (appreciation) depreciation on investments		9,867,458
Net Cash Provided (or Used) in Operating Activities		(10,392,033)
Supplemental Disclosure Cash Flow Information ($):
Non-cash financing activities:
Reinvestment of dividends		194,987

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Operations ($):
Net investment income	3,979,189	9,415,721
Net realized gain (loss) on investments	3,837,696	3,470,133
Net change in unrealized appreciation (depreciation) on investments	(9,867,458)	8,139,621
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,050,573)	21,025,475
Distributions ($):
Distributions to shareholders	(4,497,404)	(8,980,401)
Capital Stock Transactions ($):
Distributions reinvested	194,987	156,681
Increase (Decrease) in Net Assets from Capital Stock Transactions	194,987	156,681
Total Increase (Decrease) in Net Assets	(6,352,990)	12,201,755
Net Assets ($):
Beginning of Period	140,945,622	128,743,867
End of Period	134,592,632	140,945,622
Capital Share Transactions (Shares):
Shares issued for distributions reinvested	20,879	16,715
Net Increase (Decrease) in Shares Outstanding	20,879	16,715

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. These figures have been derived from the fund’s financial statements and market price data for the fund’s shares.

Six Months Ended
February 28, 2022		Year Ended August 31,
	(Unaudited)	2021	2020	2019	2018[a]
Per Share Data ($):
Net asset value, beginning of period	9.41	8.60	9.20	9.65	9.84[b]
Investment Operations:
Net investment income[c]	.27	.63	.63	.69	.56
Net realized and unrealized gain (loss) on investments	(.41)	.78	(.60)	(.49)	(.24)
Total from Investment Operations	(.14)	1.41	.03	.20	.32
Distributions:
Dividends from net investment income	(.30)	(.60)	(.63)	(.58)	(.49)
Dividends from net realized gain on investments	-	-	-	(.07)	-
Total Distributions	(.30)	(.60)	(.63)	(.65)	(.49)
Offering costs charged to paid-in capital	-	-	-	-	(.02)
Net asset value, end of period	8.97	9.41	8.60	9.20	9.65
Market value, end of period	8.76	9.58	8.12	9.29	9.17
Market Price Total Return (%)	(5.54)[d]	26.24	(5.61)	9.08	(3.57)[d]
Ratios/Supplemental Data (%)
Ratio of total expenses to average net assets	2.64[e]	2.42	2.69[f]	3.00	2.73[f]
Ratio of net expenses to average net assets	2.64[e]	2.42	2.69[f]	2.99	2.73[f]
Ratio of interest expense and loan fees to average net assets	.85[e]	.76	1.05[f]	1.52	1.15[f]
Ratio of net investment income to average net assets	5.76[e]	6.87	7.37[f]	7.43	6.92[f]
Portfolio Turnover Rate	25.72[d]	85.31	85.90	54.94	67.71[d]
Net Assets, end of period ($ x 1,000)	134,593	140,946	128,744	137,587	144,411
Average borrowings outstanding ($ x 1,000)	58,000	55,386	55,279	60,000	56,177
Weighted average number of fund shares outstanding ($ x 1,000)	14,992	14,968	14,963	14,961	14,866
Average amount of debt per share ($)	3.87	3.70	3.69	4.01	3.78

a From October 27, 2017 (commencement of operations) to August 31, 2018.

b Reflects a deduction of $.16 per share sales load from the initial offering price of $10.00 per share.

c Based on average shares outstanding.

d Not annualized.

e Annualized.

f The ratios have been corrected due to immaterial corrections within the August 31, 2020 annual shareholder report which reflected a total expense ratio of 1.87%, a net expense ratio of 1.87%, an interest expense and loan fees ratio of .73% and a net investment income of 5.14%. The prior ratios were based on managed assets not average net assets.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified closed-end management investment company. The fund has a limited term of approximately seven years. The fund’s investment objectives are to seek high current income and to return at least $9.835 per share of Common Stock (the public offering price per Common Stock after deducting a sales load of $0.165 per Common Stock but before deducting offering costs of $0.02 per Common Stock) to holders of record of Common Shares on or about December 1, 2024 (subject to certain extensions). BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Alcentra NY, LLC (the “Sub-Adviser”), a wholly-owned subsidiary of BNY Mellon and affiliate of the Adviser, serves as the fund’s sub-investment adviser. The fund’s Common Stock trades on the New York Stock Exchange (the “NYSE”) under the ticker symbol DCF.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities and floating rate loan interests, excluding short-term investments (other than U.S. Treasury Bills), and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	-	35,167,947	-	35,167,947
Corporate Bonds	-	72,711,765	-	72,711,765
Equity Securities - Common Stocks	136,151	-	-	136,151
Exchange-Traded Funds	860,303	-	-	860,303
Floating Rate Loan Interests	-	81,771,848	7,087	81,778,935
Investment Companies	2,616,111	-	-	2,616,111
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	470,784	-	470,784
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(107,955)	-	(107,955)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Floating Rate Loan Interests & Equity Securities-Common Stocks ($)
Balance as of 8/31/2021††	2,638,121
Net realized gain (loss)	998
Change in unrealized appreciation (depreciation)	4,528
Purchases/Issuances	57,099
Sales/Dispositions	(208,227)
Transfers into Level 3	-
Transfers out of Level 3†	(2,485,432)
Balance as of 2/28/2022††	7,087
The amount of total net gains (loss) for the period included in earnings attributable to the change in unrealized appreciation (depreciation) relating to investments still held at 2/28/2022	154

† The transfer out of Level 3 for the current period was due to the resumption of trading of a security.

†† Securities deemed as Level 3 due to the lack of significant observable inputs by management assessment.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis. Interest income from investments in collateralized loan obligation (“CLO”) equity is recorded based upon an effective yield to maturity utilizing assumed cash flows. The Adviser monitors the expected cash flows from its CLO equity investments and effective yield is determined

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and adjusted as needed. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: An investment in the fund is subject to investment risk, including the possible loss of the entire amount that you invest. Your investment in Common Shares represents an indirect investment in the credit instruments and other investments and assets owned by the fund. The value of the fund’s portfolio investments may move up or down, sometimes rapidly and unpredictably. The value of the instruments in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel and imposing prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund has significant investments in certain countries, regions, companies, industries or market sectors, such positions will increase the risk of loss from adverse developments affecting those countries, regions, companies, industries or sectors.

The fund invests primarily in credit instruments, which are subject to credit risk. Credit risk is the risk that one or more credit instruments in the fund’s portfolio will decline in price or fail to pay interest or principal when due because the issuer of the instrument experiences a decline in its financial status. Losses may occur because the market value of a credit instrument is affected by the creditworthiness or perceived creditworthiness of the issuer and by general economic and specific industry conditions and the fund’s investments will often be subordinate to other debt in the issuer’s capital structure. Because the fund generally expects to invest a significant portion of its Managed Assets (as defined below) in below investment grade instruments, it will be exposed to a greater amount of credit risk than a fund which invests in investment grade securities. The prices of below investment grade instruments are more sensitive to negative developments, such as a decline in the issuer’s revenues or a general economic downturn, than are the prices of investment grade instruments, which may reduce the fund's net asset value.

The fund invests in floating rate loan interests. The floating rate loans in which the fund invests typically are below investment grade quality, and inherently speculative. In the event of the bankruptcy or insolvency of a borrower, the fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing the borrower’s loan.

The fund invests in CDOs, including CLOs. CDOs may be thinly traded or have a limited trading market. CDOs, such as CLOs, are typically privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CLOs and other types of CDOs may be characterized by the fund as illiquid securities, especially investments in mezzanine and subordinated/equity tranches of CLOs; however, an active dealer market may exist for certain investments and more senior CLO tranches, which would allow such securities to be considered liquid in some circumstances. In addition to the general risks associated with credit instruments discussed herein, CLOs and other types of CDOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the class of CLO or CDO held by the fund is subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(f) Dividends and distributions to Common Shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Common Shareholders will have their distributions reinvested in additional shares of the fund, unless such Common Shareholders elect to receive cash, at the lower of the market price or net asset value per share (but not less than 95% of the market price). If market price is equal to or exceeds net asset value, shares will be issued at net asset value. If net asset value exceeds market price, Computershare Inc., the transfer agent, will buy fund shares in the open market and reinvest those shares accordingly.

On February 24, 2022, the Board declared a cash dividend of $0.050 per share from undistributed net investment income, payable on March 24, 2022 to Common Shareholders of record as of the close of business on March 10, 2022. The ex-dividend date was March 9, 2022.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2022, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2022, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2021 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $12,114,415 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2021. The fund has $1,263,484 of short-term capital losses and $10,850,931 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2021 was as follows: ordinary income $8,980,401.

The tax character of current year distributions will be determined at the end of the current fiscal year.

(h) New accounting pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), and in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 and ASU 2021-01 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Borrowings:

The fund has a $68,000,000 Revolving Credit Facility Credit Agreement with Societe Generale (the “Agreement”), which terminates on November 18, 2022 (or the prior business day, as necessary). Under the terms of the Agreement, the fund may borrow “Loans” on collateralized basis. The interest to be paid by the fund on such Loans is determined with reference to the principal amount of each Loan outstanding from time to time. The fund also pays additional fees pursuant to the Agreement.

During the period ended February 28, 2022, total fees pursuant to the Agreement amounted to $587,469 inclusive of $503,030 of interest expense and $84,439 of loan fees. These fees are included in Interest expense and loan fees in the Statement of Operations.

The average amount of borrowings outstanding under the Agreement during the period ended February 28, 2022 was $58,000,000, with a related weighted average annualized interest rate of 1.75%. The fund’s borrowings under the Agreement are secured by its portfolio holdings.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Investment Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an Investment Management Agreement with the Adviser, the management fee is computed at the annual rate of 0.85% of the value of the fund’s “Managed Assets” and is payable monthly. “Managed Assets” of the fund means the total assets of the fund, including any assets attributable to leverage (i.e., any loans from certain financial institutions and/or the issuance of debt securities (collectively, “Borrowings”), preferred stock or other similar preference securities (“Preferred Shares”), or the use of derivative instruments that have the economic effect of leverage), minus the fund’s accrued liabilities, other than any liabilities or obligations attributable to leverage obtained through (i) indebtedness of any type (including, without limitation, Borrowings), (ii) the issuance of Preferred Shares, and/or (iii) any other means, all as determined in accordance with generally accepted accounting principles.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a fee at the annual rate of 0.425% of the value of the fund’s average daily Managed Assets and is payable monthly.

(b) The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates BNY Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets and transaction activity. During the period ended February 28, 2022, the fund was charged $136,490 pursuant to the custody agreement.

During the period ended February 28, 2022, the fund was charged $4,352 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $126,600, custodian fees of $98,032 and Chief Compliance Officer fees of $3,627.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and forward contracts, during the period ended February 28, 2022, amounted to $52,284,711 and $50,144,256, respectively.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the LIBOR plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

The fund may enter into certain credit agreements all or a portion of which may be unfunded. The fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Statement of Investments. At February 28, 2022, the fund had sufficient cash and/or securities to cover these commitments.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended February 28, 2022 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward Contracts open at February 28, 2022 are set forth in the Statement of Investments.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At February 28, 2022, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	470,784	(107,955)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	470,784	(107,955)
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	470,784	(107,955)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of February 28, 2022:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
Goldman Sachs	470,784		(107,955)	-	362,829

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Goldman Sachs	(107,955)		107,955	-	-

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended February 28, 2022:

Average Market Value ($)
Forward contracts	60,510,571

At February 28, 2022, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $6,233,048, consisting of $2,085,434 gross unrealized appreciation and $8,318,482 gross unrealized depreciation.

At February 28, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

OFFICERS AND DIRECTORS
BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.

240 Greenwich Street
New York, NY 10286

Directors	Officers (continued)
Independent Board Members:	Assistant Treasurers (continued)
Joseph S. DiMartino, Chairman	Robert Salviolo
Francine J. Bovich	Robert Svagna
Andrew J. Donohue	Chief Compliance Officer
Kenneth A. Himmel	Joseph W. Connolly
Roslyn M. Watson	Portfolio Managers
Benaree Pratt Wiley	Chris Barris
Interested Board Member:	Kevin Cronk
Brad Skapyak	Hiram Hamilton
Officers
President	Adviser
David DiPetrillo	BNY Mellon Investment Adviser, Inc.
Chief Legal Officer	Sub-Adviser
Peter M. Sullivan	Alcentra NY, LLC
Vice President and Secretary	Custodian
James Bitetto	The Bank of New York Mellon
Vice Presidents and Assistant Secretaries	Counsel
Deirdre Cunnane	Proskauer Rose LLP
Sarah S. Kelleher	Transfer Agent,
Jeff Prusnofsky	Dividend Disbursing Agent
Amanda Quinn	Computershare Inc.
Natalya Zelensky	Stock Exchange Listing
Treasurer	NYSE Symbol: DCF
James Windels	Initial SEC Effective Date
Vice President	10/27/17
Daniel Goldstein
Joseph Martella
Assistant Treasurers
Gavin C. Reilly

The fund’s net asset value per share appears in the following publications: Barron’s, Closed-End Bond Funds section under the heading “Bond Funds” every Monday; The Wall Street Journal, Mutual Funds section under the heading “Closed-End Bond Funds” every Monday.

Notice is hereby given in accordance with Section 23(c) of the Act that the fund may purchase shares of its common stock in the open market when it can do so at prices below the then current net asset value per share.

46

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For More Information

BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Sub-Adviser

Alcentra NY, LLC

200 Park Avenue

New York, NY 10166

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Registrar

Computershare Inc.

480 Washington Boulevard

Jersey City, NJ 07310

Dividend Disbursing Agent

Computershare Inc.

P.O. Box 30170

College Station, TX 77842

Ticker Symbol:	DCF

For more information about the fund, visit https://im.bnymellon.com/us/en/products/closed-end-funds.jsp. Here you will find the fund’s most recently available quarterly fact sheets and other information about the fund. The information posted on the fund’s website is subject to change without notice.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

0822SA0222

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.

By: /s/ David DiPetrillo

David DiPetrillo

President (Principal Executive Officer)

Date: April 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David DiPetrillo

David DiPetrillo

President (Principal Executive Officer)

Date: April 21, 2022

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: April 21, 2022

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)